Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay for Performance Table ($)

					Value of Initial Fixed $100 Investment Based On
Year	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO ($) (1) (2)	Average Summary Compensation Table Total for non-CEO NEOs ($) (1)	Average Compensation Actually Paid to non-CEO NEOs ($) (1) (3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (4)	Net Income ($ in 000s)	Company Selected Measure: EBITDA ($ in 000's) (4)
2025	5,932,862	6,294,382	1,173,720	1,152,094	192.28	177.87	141,634	218,117
2024	5,084,577	9,644,075	1,097,217	1,582,992	232.17	154.41	124,942	190,072
2023	4,544,288	8,021,428	931,558	1,282,704	167.92	125.71	92,598	146,029
2022	3,940,844	4,513,915	809,646	830,482	117.79	95.41	66,496	113,405
2021	3,674,319	4,753,955	802,388	954,378	114.12	122.73	60,884	106,465

(1)
The CEO for all periods presented is Mr. Bockhorst. The other NEOs for 2025 are Mr. Wrocklage, Ms. Hopkins, Ms. Stoll and Mr. Bergum. For 2024 and 2023 the other NEOs were Mr. Wrocklage, Ms. Hopkins, Ms. Stoll and Mr. Richard Htwe, Vice President of Global Operations. For 2022 the other NEOs were Mr. Wrocklage, Ms. Stoll, Mr. Bergum and Ms. Karen M. Bauer, retired Vice President, Investor Relations, Corporate Strategy and Treasurer. For 2021 the other NEOs included Mr. Wrocklage, Ms. Stoll, Mr. Gregory M. Gomez, retired Vice President, Flow Instrumentation and International Utility Water and Mr. Bergum.
(2)
Compensation actually paid to the CEO for each year presented includes the summary compensation table total, less the grant date fair value of that year's stock and option awards, adjusted for the equity compensation items listed below and the change in pension value. Note that the assumptions used in calculating these fair values did not differ materially from the assumptions used to calculate the fair value of the equity awards at the time of grant.
a.
For 2025, (i) for restricted stock awards: $500,382 for the fair value as of the end of the year of awards granted during the year, -$147,672 loss as of the end of the year on awards that were granted in a prior year and remained unvested and -$9,374 loss on vesting prior year awards; (ii) for performance share awards: $3,524,693 fair value as of the end of the year at the projected vesting achievement of awards granted during the year and -$235,274 loss as of the end of the year at the projected vesting achievement of awards that were granted in a prior year and remained unvested and -$34,536 loss on vesting prior year awards; (iii) for stock options: -$138,170 loss on vesting prior year awards; (iv) -$182,171 for the removal of the change in pension value and $125,786 for the addition of pension service cost.
(3)
The average compensation actually paid to the non-CEO NEOs for each year presented includes the summary compensation table total average, less the average grant date fair value of that year's stock and option awards, adjusted for the equity compensation items listed below (all representing averages). Note that the assumptions used in calculating these fair values did not differ materially from the assumptions used to calculate the fair value of the equity awards at the time of grant.
a.
For 2025, (i) for restricted stock awards: $114,587 for the fair value as of the end of the year of awards granted during the year, -$30,932 loss as of the end of the year on awards that were granted in a prior year and remain unvested and -$2,005 loss on vesting prior year awards (ii) for performance share awards: $302,990 fair value as of the end of the year at the projected vesting achievement of awards granted during the year and -$26,250 loss as of the end of the year at the projected vesting achievement of awards that were granted in a prior year and remain unvested and -$3,372 loss on vesting prior year awards; (iii) for stock options: -$16,944 loss on vesting prior year awards; (iv) -$28,416 for the removal of the change in pension value and $18,126 for the addition of pension service cost.
(4)
The peer group used for purposes of this Pay Versus Performance disclosure is the same peer group used in the Proxy Compensation Discussion and Analysis (CD&A) and is consistent with the peer group used for 2025. The 2024 peer group includes all of the companies in the 2023 peer group except CIRCOR International, which was replaced by Mirion Technologies, Inc. due to CIRCOR’s acquisition and subsequent de-registration. For 2022, it included the 2023 companies plus Evoqua Water Technologies which was subsequently acquired. For 2021, it included the 2022 companies plus SPX Flow, Inc. which was subsequently acquired. Complete lists of the peer groups used for each year can be found in the Form 10‑K for the respective year.
(5)
We generally define EBITDA as GAAP net income plus interest, income taxes, depreciation and amortization.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote
(1)
The CEO for all periods presented is Mr. Bockhorst. The other NEOs for 2025 are Mr. Wrocklage, Ms. Hopkins, Ms. Stoll and Mr. Bergum. For 2024 and 2023 the other NEOs were Mr. Wrocklage, Ms. Hopkins, Ms. Stoll and Mr. Richard Htwe, Vice President of Global Operations. For 2022 the other NEOs were Mr. Wrocklage, Ms. Stoll, Mr. Bergum and Ms. Karen M. Bauer, retired Vice President, Investor Relations, Corporate Strategy and Treasurer. For 2021 the other NEOs included Mr. Wrocklage, Ms. Stoll, Mr. Gregory M. Gomez, retired Vice President, Flow Instrumentation and International Utility Water and Mr. Bergum.

Peer Group Issuers, Footnote
(4)
The peer group used for purposes of this Pay Versus Performance disclosure is the same peer group used in the Proxy Compensation Discussion and Analysis (CD&A) and is consistent with the peer group used for 2025. The 2024 peer group includes all of the companies in the 2023 peer group except CIRCOR International, which was replaced by Mirion Technologies, Inc. due to CIRCOR’s acquisition and subsequent de-registration. For 2022, it included the 2023 companies plus Evoqua Water Technologies which was subsequently acquired. For 2021, it included the 2022 companies plus SPX Flow, Inc. which was subsequently acquired. Complete lists of the peer groups used for each year can be found in the Form 10‑K for the respective year.

PEO Total Compensation Amount	$ 5,932,862	$ 5,084,577	$ 4,544,288	$ 3,940,844	$ 3,674,319
PEO Actually Paid Compensation Amount	$ 6,294,382	9,644,075	8,021,428	4,513,915	4,753,955
Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid to the CEO for each year presented includes the summary compensation table total, less the grant date fair value of that year's stock and option awards, adjusted for the equity compensation items listed below and the change in pension value. Note that the assumptions used in calculating these fair values did not differ materially from the assumptions used to calculate the fair value of the equity awards at the time of grant.
a.
For 2025, (i) for restricted stock awards: $500,382 for the fair value as of the end of the year of awards granted during the year, -$147,672 loss as of the end of the year on awards that were granted in a prior year and remained unvested and -$9,374 loss on vesting prior year awards; (ii) for performance share awards: $3,524,693 fair value as of the end of the year at the projected vesting achievement of awards granted during the year and -$235,274 loss as of the end of the year at the projected vesting achievement of awards that were granted in a prior year and remained unvested and -$34,536 loss on vesting prior year awards; (iii) for stock options: -$138,170 loss on vesting prior year awards; (iv) -$182,171 for the removal of the change in pension value and $125,786 for the addition of pension service cost.

Non-PEO NEO Average Total Compensation Amount	$ 1,173,720	1,097,217	931,558	809,646	802,388
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,152,094	1,582,992	1,282,704	830,482	954,378
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The average compensation actually paid to the non-CEO NEOs for each year presented includes the summary compensation table total average, less the average grant date fair value of that year's stock and option awards, adjusted for the equity compensation items listed below (all representing averages). Note that the assumptions used in calculating these fair values did not differ materially from the assumptions used to calculate the fair value of the equity awards at the time of grant.
a.
For 2025, (i) for restricted stock awards: $114,587 for the fair value as of the end of the year of awards granted during the year, -$30,932 loss as of the end of the year on awards that were granted in a prior year and remain unvested and -$2,005 loss on vesting prior year awards (ii) for performance share awards: $302,990 fair value as of the end of the year at the projected vesting achievement of awards granted during the year and -$26,250 loss as of the end of the year at the projected vesting achievement of awards that were granted in a prior year and remain unvested and -$3,372 loss on vesting prior year awards; (iii) for stock options: -$16,944 loss on vesting prior year awards; (iv) -$28,416 for the removal of the change in pension value and $18,126 for the addition of pension service cost.

Compensation Actually Paid vs. Total Shareholder Return

The following graphs present the relationships between CEO and other NEO average Compensation Actually Paid ("CAP") and the company's Total Shareholder Return ("TSR"), Net Income and EBITDA performance. In summary, the company's CAP appears strongly aligned with our performance and the economic interests of our shareholders.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	Relationship Between Company and Peer TSR
Tabular List, Table

Other Performance Measures

Inclusive of the company selected financial performance measure included in the table above, the following performance measures are considered to be important in evaluating the link between executive compensation and company performance:

Other Performance Measures
EBITDA
Absolute free cash flow
Free cash flow conversion of net earnings
Return on invested capital

Total Shareholder Return Amount	$ 192.28	232.17	167.92	117.79	114.12
Peer Group Total Shareholder Return Amount	177.87	154.41	125.71	95.41	122.73
Net Income (Loss)	$ 141,634,000	$ 124,942,000	$ 92,598,000	$ 66,496,000	$ 60,884,000
Company Selected Measure Amount	218,117,000	190,072,000	146,029,000	113,405,000	106,465,000
PEO Name	Mr. Bockhorst	Mr. Bockhorst	Mr. Bockhorst	Mr. Bockhorst	Mr. Bockhorst
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Non-GAAP Measure Description	(5) We generally define EBITDA as GAAP net income plus interest, income taxes, depreciation and amortization.
Measure:: 2
Pay vs Performance Disclosure
Name	Absolute free cash flow
Measure:: 3
Pay vs Performance Disclosure
Name	Free cash flow conversion of net earnings
Measure:: 4
Pay vs Performance Disclosure
Name	Return on invested capital
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (182,171,000)
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	125,786,000
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	500,382,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(147,672,000)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,524,693,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,374,000)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(235,274,000)
PEO | Performance Share Awards Gain (Loss) On Vesting Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,536,000)
PEO | Stock Options Gain (Loss) On Vesting Prior Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(138,170,000)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,416,000)
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,126,000
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	114,587,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,932,000)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	302,990,000
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,005,000)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,250,000)
Non-PEO NEO | Performance Share Awards Gain (Loss) On Vesting Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,372,000)
Non-PEO NEO | Stock Options Gain (Loss) On Vesting Prior Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,944,000)